Employee benefit plans (Tables)	6 Months Ended
Jun. 30, 2019
Employee benefit plans
Schedule of components of net periodic benefit cost

Net periodic benefit cost
in € THOUS
	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018

Current service cost	7.460	6.838	14.904	13.632
Net interest cost	3.463	3.240	6.917	6.448
Net periodic benefit costs	10.923	10.078	21.821	20.080